Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Numerator:
Net income (loss)	$ 5,438	$ (8,632)	$ (5,801)
Denominator:
Weighted-average common shares outstanding	17,961	17,937	16,617
Income (loss) per common share	$ 0.30	$ (0.48)	$ (0.35)
Numerator:
Net income (loss)	$ 5,438	$ (8,632)	$ (5,801)
Denominator:
Weighted-average common shares outstanding	17,961	17,937	16,617
Dilutive effect of stock options, warrants and stock appreciation rights (SARs)	0	0	0
Weighted-average common shares outstanding - diluted	17,961	17,937	16,617
Diluted income (loss) per common share	$ 0.30	$ (0.48)	$ (0.35)